INCOME TAX - Taxes on Unremitted Earnings of Foreign Subsidiaries (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)
INCOME TAX
Dividend withholding, percentage	5.00%	5.00%
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided			₽ 83,531	$ 1,059.4
Unrecognized deferred tax liability	₽ 4,177	$ 53.0